Deposits (Details)	Dec. 31, 2022 CAD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2021 USD ($)
Security Deposits	$ 0	$ 246,589	$ 191,166	$ 234,475
Aircraft
Security Deposits		203,280		191,166
Building [Member]
Security Deposits		$ 43,309		$ 43,309